Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Stock Issued During Period, Shares, Share-based Compensation, Gross	73,296	23,645	0
Tax benefit, stock option plans	$ 191	$ 51	$ 0
Common stock, shares issued under employee stock purchase plan	150	40	40
Common stock, shares issued in connection with dividend reinvestment and stock purchase plan	3,324	2,271	5,877
Purchase of treasury stock (shares)	12,300	0	0